Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Consolidated Debt Obligations

Our consolidated debt obligations consisted of the following at the dates indicated:

	December 31,	December 31,
	2014	2013
	(In thousands)
MEMP:
OLLC $2.0 billion revolving credit facility, variable-rate, due March 2018	$412,000	$103,000
2021 Senior Notes, fixed-rate, due May 2021 (1)	700,000	700,000
2022 Senior Notes, fixed-rate, due August 2022 (2)	500,000	—
Unamortized discounts	(16,587)	(10,933)
Total long-term debt	$1,595,413	$792,067

(1)      The estimated fair value of our 2021 Senior Notes was $563.5 million and $721.0 million at December 31, 2014 and 2013, respectively. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.

(2)      The estimated fair value of our 2022 Senior Notes was $380.0 million at December 31, 2014.  The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.

Borrowing Base Credit Facility

Credit facilities tied to a borrowing base are common throughout the oil and gas industry. The borrowing base for our revolving credit facility was the following at the date indicated:

December 31,
2014
(In thousands)
OLLC $2.0 billion revolving credit facility, variable-rate, due March 2018	$1,440,000

Summary of Weighted-Average Interest Rates Paid On Variable-Rate Debt Obligations

The following table presents the weighted-average interest rates paid on variable-rate debt obligations for the periods presented:

	For the Year Ended December 31,
	2014	2013	2012
OLLC revolving credit facility	2.67%	3.25%	2.74%
Classic revolving credit facility	n/a	n/a	4.50%
MRD LLC revolving credit facility	n/a	3.17%	4.11%
WHT revolving credit facility	n/a	2.29%	2.60%
REO revolving credit facility	n/a	n/a	3.40%
Stanolind revolving credit facility	n/a	3.52%	3.76%
Boaz revolving credit facility	n/a	2.97%	3.12%
Crown revolving credit facility	n/a	3.38%	4.20%
Tanos revolving credit facility	n/a	3.10%	2.31%
Propel Energy revolving credit facility	n/a	3.08%	3.28%

Summary of Unamortized Deferred Financing Costs Associated with Consolidated Debt Obligations

Unamortized deferred financing costs associated with our consolidated debt obligations were as follows at the dates indicated:

	December 31,	December 31,
	2014	2013
	(In thousands)
OLLC $2.0 billion revolving credit facility, variable-rate, due March 2018 (1)	$6,468	$5,413
2021 Senior Notes (2)	13,308	15,053
2022 Senior Notes (2)	7,958	—
Total	$27,734	$20,466

(1)      Unamortized deferred financing costs are amortized over the remaining life of our revolving credit facility.

(2)      Unamortized deferred financing costs are amortized using the straight line method which generally approximates the effective interest method.

Advances and Repayments

The following table presents borrowings and repayments under our consolidated and combined revolving credit facilities for the periods presented (in thousands):

		Previous Owner
	OLLC Revolving	Revolving
	Credit Facility	Credit Facility	Total
For the Twelve Months Ended December 31, 2014:
Advances on revolving credit facility	$1,446,000	$—	$1,446,000
Payments on revolving credit facility	(1,137,000)	—	(1,137,000)

For the Twelve Months Ended December 31, 2013:
Advances on revolving credit facility	$941,000	$17,355	$958,355
Payments on revolving credit facility	(1,209,000)	(356,537)	(1,565,537)

For the Twelve Months Ended December 31, 2012:
Advances on revolving credit facility	$293,000	$203,500	$496,500
Payments on revolving credit facility	(42,000)	(184,819)	(226,819)